Income Taxes (Schedule of Deferred Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Deferred tax assets, Allowance for loan losses	$ 2,197	$ 2,481
Deferred tax assets, Deferred compensation	1,430	485
Deferred Tax Assets, Purchase Price Adjustment	0	884
Deferred Tax Assets, Goodwill and Intangible Assets	485	0
Deferred Tax Assets, Prepaid Expenses	267	0
Deferred Tax Assets: Pension liability	655	0
Deferred Tax Assets, Foreclosed real estate valuance allowance	19	305
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	260	0
Deferred Tax Assets, Operating Loss Carryforwards	2,147	0
Deferred tax assets, Net unrealized loss on securities	2,286	0
Deferred Tax Assets, Other	310	182
Deferred Tax Assets, Gross, Total	10,056	4,337
Deferred tax liabilities, Premises and equipment	347	245
Deferred tax liablities, Deferred loan fees	192	172
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	0	251
Deferred Tax Liabilities, Deferred Expense, Reserves and Accruals	171	0
Deferred Tax Liabilities, Purchase Price Adjustment	357	0
Deferred Tax Liabilities, Gross, Total	1,067	668
Deferred Tax Assets, Net, Total	$ 8,989	$ 3,669